Financial Risk Management - Summary of Details of Amounts Presented in Different Currency (Detail)
€ in Thousands, £ in Thousands, S/ in Thousands, R$ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands
	Dec. 31, 2025 BRL (R$)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 GBP (£)	Dec. 31, 2025 CLP ($)	Dec. 31, 2025 UYU ($)	Dec. 31, 2025 COP ($)	Dec. 31, 2025 ARS ($)	Dec. 31, 2025 MXN ($)	Dec. 31, 2025 PEN (S/)	Dec. 31, 2024 BRL (R$)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 GBP (£)	Dec. 31, 2024 CLP ($)	Dec. 31, 2024 UYU ($)	Dec. 31, 2024 COP ($)	Dec. 31, 2024 ARS ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2024 PEN (S/)	Dec. 31, 2023 BRL (R$)	Dec. 31, 2022 BRL (R$)
Statements [Line Items]
Cash and cash equivalents	R$ 280,091										R$ 223,302										R$ 660,305	R$ 136,581
Financial instruments at fair value through profit or loss	1,534,471										1,531,036
Accounts receivable	214,706										227,951
Taxes recoverable	20,010										22,137
Current assets	2,119,446										2,061,457
Financial instruments at fair value through profit or loss	151,615										140,824
Intangible assets	1,326,216										1,057,949										R$ 214,748
Financial instruments at amortized cost	4,864										3,654
Investments accounted for using equity method	65,796										55,081
Deferred tax assets	47,393										31,346
Non-current assets	1,913,539										1,523,594
Trade payables	13,369										11,527
Leases	33,307										33,303
Accounts payable	38,101										38,667
Loans and obligations	93,862										45,220
Labor and social security obligations	199,422										182,071
Taxes and contributions payable	35,047										40,855
Current liabilities	413,108										351,643
Other payables	6										0
Loans and obligations	872,770										816,322
Lease	126,877										86,152
Labor and secutiry obligations	9,221										8,992
Non-current liabilities	1,566,377										1,291,365
Deferred taxes	4,641										5,086
Foreign exchange risk [member]
Statements [Line Items]
Cash and cash equivalents	120,834										96,259
Financial instruments at fair value through profit or loss	214,142										102,626
Accounts receivable	40,674										171,744
Taxes recoverable	6,729										18,940
Other receivables	26,848										25,921
Current assets	409,227										415,490
Financial instruments at fair value through profit or loss	128,720										120,846
Intangible assets	16,915										0
Financial instruments at amortized cost	11,883										6,991
Other receivables	0										1,949
Investments accounted for using equity method	61,592										55,081
Leases, property and equipment	66,802										89,130
Deferred tax assets	14,988										10,313
Non-current assets	300,900										284,310
Trade payables	14,086										11,527
Leases	45,978										12,038
Accounts payable	997										6,402
Loans and obligations	35,459										7,200
Labor and social security obligations	59,167										69,235
Taxes and contributions payable	9,911										19,705
Current liabilities	165,598										126,107
Other payables	7										309
Loans and obligations	561,284										577,982
Lease	0										40,531
Labor and secutiry obligations	0										341
Related parties	4,894										0
Non-current liabilities	576,069										619,659
Deferred taxes	9,884										496
Net Equity	R$ (31,540)	$ (118,585)	€ 2,194	£ 1,995	$ 43,522	$ (7,846)	$ 5,161	$ (721)	$ 15,677	S/ 27,063	R$ (45,966)	$ (260,868)	€ 2,096	£ 15,445	$ 120,484	$ 1,239	$ 13,352	$ 12,706	$ 11,366	S/ 38,214